Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2020	2019

	(in US$’000)
Prepayments	7,038	3,767
Purchase rebates	191	173
Leasehold land deposit (Note 13)	930	—
Deposits	905	898
Value-added tax receivables	14,957	8,760
Interest receivables	283	537
Others	2,482	1,634
	26,786	15,769